Other Liabilities - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Apr. 27, 2020	Dec. 31, 2018
Other Liabilities [Line Items]
Accrued compensation and benefits	$ 136,645	$ 157,436		$ 116,058
Long term liabilities	146,297	148,396		103,860
Letters of Credit			$ 200,000
Fair value adjustment loss	2,300
Maximum potential payment outcomes	286,200
Other accrued expenses	128,835	$ 110,314		127,024
Surety Bond [Member]
Other Liabilities [Line Items]
liabilities for unpaid claims and adjustments expense	500
Letter of Credit [Member]
Other Liabilities [Line Items]
Letters of Credit	63,500			44,000
Unsecured Loan [Member]
Other Liabilities [Line Items]
Other accrued expenses	9,400
Worker's Compensation Programs [Member]
Other Liabilities [Line Items]
Unpaid liability	55,900			58,700
Accrued compensation and benefits	26,200			21,000
Long term liabilities	$ 29,700			$ 37,700